TRADE ACCOUNTS RECEIVABLE, NET	12 Months Ended
Jun. 30, 2017
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
NOTE 4. TRADE ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	June 30, 2016	June 30, 2017	June 30, 2017
Third Party	RMB	RMB	U.S. Dollars
Trade accounts receivable	¥42,665,499	¥43,691,416	$6,446,615
Allowance for doubtful accounts	(4,567,873)	(4,265,505)	(629,370)
	¥38,097,626	¥39,425,911	$5,817,245

	June 30, 2016	June 30, 2017	June 30, 2017
Third Party – long-term	RMB	RMB	U.S. Dollars
Beijing Yabei Nuoda Science and Technology Co. Ltd. *	¥2,467,036	¥-	$-
Allowance for doubtful accounts	(246,704)	-	-
	¥2,220,332	¥-	$-

*The receivable from Yabei Nuoda was recognized primarily from the sale of automation system and services based on written contracts. Based on the repayment agreement signed on September 2, 2015, the outstanding balance was to be collected in three installments during the period from September, 2015 to December, 2017, with each installment of ¥2,467,036 ($364,008). As of June 30, 2017, the Company received the entire balance.

Provision made for doubtful accounts of accounts receivables due from third party was ¥19,421, ¥1,650,745 and ¥1,137,238 ($167,798) for the years ended June 30, 2015, 2016 and 2017, respectively.

Movement of allowance for doubtful accounts is as follows:

	June 30, 2016	June 30, 2017	June 30, 2017
	RMB	RMB	U.S. Dollars
Beginning balance	¥6,356,472	¥4,814,577	$710,385
Charge to expense	1,650,745	1,137,238	167,798
Less: write-off	(3,192,640)	(1,686,310)	(248,813)
Ending balance	¥4,814,577	¥4,265,505	$629,370